Organization And Basis Of Presentation	12 Months Ended
Dec. 31, 2012
Organization And Basis Of Presentation
NOTE 1: ORGANIZATION AND BASIS OF PRESENTATION

PG&E Corporation is a holding company that conducts its business through Pacific Gas and Electric Company (“Utility”), a public utility operating in northern and central California.  The Utility generates revenues mainly through the sale and delivery of electricity and natural gas to customers.  The Utility is primarily regulated by the California Public Utilities Commission (“CPUC”) and the Federal Energy Regulatory Commission (“FERC”).  In addition, the Nuclear Regulatory Commission (“NRC”) oversees the licensing, construction, operation, and decommissioning of the Utility's nuclear generation facilities.  The Utility's accounts for electric and gas operations are maintained in accordance with the Uniform System of Accounts prescribed by the FERC.

This is a combined annual report of PG&E Corporation and the Utility.  The Notes to the Consolidated Financial Statements apply to both PG&E Corporation and the Utility.  PG&E Corporation's Consolidated Financial Statements include the accounts of PG&E Corporation, the Utility, and other wholly owned and controlled subsidiaries.  The Utility's Consolidated Financial Statements include the accounts of the Utility and its wholly owned and controlled subsidiaries.  All intercompany transactions have been eliminated from the Consolidated Financial Statements.  PG&E Corporation and the Utility operate in one segment.

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for annual financial statements and in accordance with the instructions to Form 10-K and Regulation S-X promulgated by the Securities and Exchange Commission (“SEC”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions based on a wide range of factors, including future regulatory decisions and economic conditions, that are difficult to predict.  Some of the more critical estimates and assumptions relate to the Utility's regulatory assets and liabilities, legal and regulatory contingencies, environmental remediation liabilities, asset retirement obligations (“ARO”), and pension and other postretirement benefit plans obligations.  Management believes that its estimates and assumptions reflected in the Consolidated Financial Statements are appropriate and reasonable.  Actual results could differ materially from those estimates.